Commitments	12 Months Ended
Aug. 31, 2019
Commitments [Abstract]
Commitments
13	Commitments

The company entered into operating leases for certain of its premises and equipment, which expire at various dates through 2024. Minimum rentals payable under operating leases are as follows:

	As at August 31,
	2019	2018

No later than 1 year	$2,895	$3,365
Later than 1 year and no later than 5 years	6,323	9,519
Later than 5 years	23	502
	$9,241	$13,386

For the years ended August 31, 2017, 2018 and 2019, rental expenses under operating leases amounted to $2,945,000, $3,884,000 and $4,026,000 respectively.

The company also entered into license agreements for certain intellectual property which expire at various dates through 2022:

	As at August 31,
	2019	2018

No later than 1 year	$2,289	$1,492
Later than 1 year and no later than 5 years	2,444	1,982
	$4,733	$3,474